Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 28, 2021	Jun. 03, 2021	Apr. 07, 2021
Intangible assets
Write-off	€ 35	€ 24
Change in the scope of consolidation	1,835	77
Goodwill	2,862	€ 1,297
Be Power
Intangible assets
Change in the scope of consolidation	€ 728
Percentage of voting equity interests acquired	100.00%
Goodwill	€ 728
Aldro Energa Y Soluciones SLU
Intangible assets
Change in the scope of consolidation	€ 168
Percentage of voting equity interests acquired	100.00%				100.00%
Portfolio Of Thirteen Onshore Wind Facilities
Intangible assets
Change in the scope of consolidation	€ 302
Dhamma Energy Group
Intangible assets
Change in the scope of consolidation	120
Finproject SpA
Intangible assets
Change in the scope of consolidation	93
Percentage of voting equity interests acquired			60.00%
Portfolio Of Nine Renewable Energy Projects
Intangible assets
Change in the scope of consolidation	81
FRI-EL Biogas Holding SpA
Intangible assets
Change in the scope of consolidation	€ 80
Percentage of voting equity interests acquired	100.00%			100.00%
CGU Domestic-Foreign Market
Intangible assets
Goodwill	€ 1,214
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	0.00%	0.00%
Discount rate applied to cash flow projections	4.90%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 5,000
CGU Domestic-Foreign Market | Aldro Energa Y Soluciones SLU
Intangible assets
Percentage of voting equity interests acquired	100.00%
Goodwill	€ 168
CGU Domestic-Foreign Market | Minorities of former Italgas
Intangible assets
Goodwill	706
CGU Domestic-Foreign Market | Local Italian companies synergic to main areas of activity
Intangible assets
Goodwill	198
CGU Domestic-Foreign Market | Eni Gas and Power France SA
Intangible assets
Goodwill	95
Accumulated impairment
Intangible assets
Goodwill	(2,500)
Exploration rights
Intangible assets
Write-off	35	€ 19
Capitalized costs for customer acquisition | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	348	262
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	139	88
Transport rights of natural gas
Intangible assets
Intangible assets other than goodwill	32	25
Customer relationship
Intangible assets
Intangible assets other than goodwill	109
Intangible assets in progress
Intangible assets
Intangible assets other than goodwill	€ 78	€ 78